UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C.
                                             Form 13F

                                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
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Address:       3000 Sand Hill Road
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               Menlo Park, CA 94025
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
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Title:         Chief Operating Officer
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Phone:         650-854-3927
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Signature, Place, and Date of Signing:

/s/Ralph Ho          Menlo Park, California     February 14, 2012
----------------     ----------------------     ------------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
          Form 13F File Number          Name
          28-
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

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $216,585
                                            --------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name

                                                                 SCGE MANAGEMENT, LP
                                                      Form 13F INFORMATION TABLE AS OF DECEMBER 31, 2011


                                                                                                                  VOTING AUTHORITY
                                                                                                                -------------------
                                                                VALUE X  SHARES/  SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                       TITLE OF CLASS  CUSIP      $1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS  SOLE   SHARED  NONE
--------------                       --------------  -----      -------  -------  ---  ----  --------  --------  ----   ------  ----

21VIANET GROUP INC                   Sponsored ADR   90138A103   6,545    715,300  SH        SOLE               715,300     0     0
ACME PACKET                          COM             004764106  13,137    425,000  SH        SOLE               425,000     0     0
ARCHIPELAGO LEARNING INC             COM             03956P102  11,266  1,165,000  SH        SOLE             1,165,000     0     0
EZCHIP SEMICONDUCTOR LTD             ORD             M4146Y108  16,998    600,000  SH        SOLE               600,000     0     0
GOOGLE INC                           CLA A           38259P508  20,992     32,500  SH        SOLE                32,500     0     0
HISOFT TECHNOLOGY INTERNATIONAL LTD  SPONSORED ADR   43358R108  12,448  1,348,600  SH        SOLE             1,348,600     0     0
HOMEAWAY INC                         COM             43739Q100   2,858    122,937  SH        SOLE               122,937     0     0
ISOFTSTONE HOLDINGS LTD              SPONSORED ADR   46489B108  15,922  1,819,700  SH        SOLE             1,819,700     0     0
LINKEDIN CORP                        COM CL A        53578A108   7,876    125,000  SH        SOLE               125,000     0     0
NETAPP INC                           COM             64110D104  12,695    350,000  SH        SOLE               350,000     0     0
PEGASYSTEMS INC                      COM             705573103   8,820    300,000  SH        SOLE               300,000     0     0
QUALCOMM INC                         COM             747525103  13,675    250,000  SH        SOLE               250,000     0     0
RIVERBED TECH INC                    COM             768573107  12,338    525,000  SH        SOLE               525,000     0     0
RPX CORP                             COM             74972G103   6,325    500,000  SH        SOLE               500,000     0     0
TAL EDUCATION GROUP                  ADS REPSTG COM  874080104   6,162    618,064  SH        SOLE               618,064     0     0
UNIVERSAL DISPLAY CORP               COM             91347P105  11,007    300,000  SH        SOLE               300,000     0     0
VERISIGN INC                         COM             9234E102   25,004    700,000  SH        SOLE               700,000     0     0
YANDEX NV                            SHS CLASS A     N97284108   9,228    468,410  SH        SOLE               468,410     0     0
YOUKU.COM INC                        SPONSORED ADR   98742U100   3,291    210,000  SH        SOLE               210,000     0     0